Derivative financial instruments - Narrative (Details) £ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£) Hedges	Dec. 31, 2020 Hedges
Derivatives | Central Counterparty Clearing House (CCP)
Disclosure of detailed information about financial instruments [line items]
Increase nominal amount | £	£ 1,717
Derivatives designated as fair value hedges | Fixed interest rate | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Number of hedges	618	586
Average rate of hedging instrument	1.10%	1.20%
Derivatives designated as fair value hedges | Fixed interest rate | - Inflation risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	60	70
Average rate of hedging instrument	0.59%	0.52%
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Hedging effectiveness	80.00%
Top of range
Disclosure of detailed information about financial instruments [line items]
Hedging effectiveness	125.00%